ORGANIZATION AND DESCRIPTION OF BUSINESS - Wholly-Owned Subsidiaries and Consolidated VIE (Details)	6 Months Ended
	Jun. 30, 2024	Feb. 16, 2022	Jan. 14, 2022	Oct. 28, 2020	Feb. 09, 2018
MDJM Hong Kong
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Percentage of Ownership	100.00%				100.00%
MDJM Hong Kong
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Date of Incorporation	Feb. 09, 2018
Place of Incorporation	Hong Kong
Percentage of Ownership	100.00%
MDJM UK
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Date of Incorporation	Oct. 28, 2020
Place of Incorporation	England and Wales
Percentage of Ownership	100.00%			100.00%
Mansions
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Date of Incorporation	Jun. 15, 2021
Place of Incorporation	England and Wales
Percentage of Ownership	100.00%
Fernie Castile Culture Limited
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Date of Incorporation	Aug. 22, 2023
Place of Incorporation	England and Wales
Percentage of Ownership	100.00%
MD Japan
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Date of Incorporation	Jan. 14, 2022
Place of Incorporation	Japan
Percentage of Ownership	100.00%		100.00%
MD German
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Date of Incorporation	Feb. 16, 2022
Place of Incorporation	Germany
Percentage of Ownership	100.00%	100.00%
Mingda Beijing
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Date of Incorporation	Mar. 09, 2018
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Mingda Tianjin
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Date of Incorporation	Sep. 25, 2002
Place of Incorporation	PRC
Description of Ownership	VIE